PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 15,818	$ 7,654
Accumulated depreciation	12,217	5,540
Depreciated cost	3,601	2,114
Depreciation expense	885	603	456
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	322	99
Accumulated depreciation	211	22
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,705	7,358
Accumulated depreciation	11,428	5,399
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	791	197
Accumulated depreciation	$ 578	$ 119